Offering Costs - Additional Information (Detail)	5 Months Ended	9 Months Ended
	Jun. 03, 2014	Sep. 30, 2014
Organization And Offering Costs [Line Items]
Offering costs, amortization period, months	12 months	12 months
New Fund [Member]
Organization And Offering Costs [Line Items]
Sponsor reimbursement of organization and offering costs, maximum for each Leveraged Fund	0.75%	0.75%